Annual Fund Operating Expenses - New York Tax Exempt Series	Mar. 01, 2021
CLASS A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.68%	[1]
CLASS W
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.50%)	[2]
Net Expenses (as a percentage of Assets)	0.18%	[1]

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to waive the management fee for the Class W shares. This contractual waiver is expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors.